INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

	US dollars
	December 31, 2019	Year ended December 31, 2020				December 31, 2020
(in thousands)	Opening balance	Impairment (*)	Amortization (**)	Additions	Translation differences	Closing balance
Costumer relationship	9,107	(3,661)	(2,115)	-	-	3,331
Technology	13,776	-	(2,871)	2,992	243	14,140
Others	3,988	-	(896)	-	(631)	2,461
	26,871	(3,661)	(5,882)	2,992	(388)	19,932

	US dollars
	December 31, 2020	Year ended December 31, 2021				December 31, 2021
(in thousands)	Opening balance	Impairment	Amortization (**)	Additions	Translation differences	Closing balance
Costumer relationship	3,331	-	(1,486)	-	-	1,845
Technology	14,140	-	(3,573)	2,891	148	13,606
Others	2,461	-	(769)	62	(452)	1,302
	19,932	-	(5,828)	2,953	(304)	16,753

(*)

Due to the decline in the results of Road Track in the first half of 2020 and the expectation of management for further potential decrease in Road Track anticipated performance, the Company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the Company recorded an impairment charge further described below:

In order to determine the fair value of such intangible assets, the Company, based on a valuation performed by the management, with the assistance of a third-party appraiser, utilized the "Relief from Royalties" valuation method. Accordingly, certain assumptions and judgments were made in order to determine the future income from which royalties will be derived from and in order to determine the appropriate rate of royalties and rate of discount.

As a result of the above, the Company recorded, an impairment loss in an amount of US$ 3,661 thousand in 2020, with respect to Costumer relationship, that was recorded under "impairment of intangible assets and other expenses" in the consolidated statement of income. See also Note 1N.

(**)

As of December 31, 2021, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2022- US$ 6,226 thousand, 2023- US$ 4,792 thousand, 2024- US$ 3,604 thousand, 2025- US$ 2,007 thousand and 2026 – US$ 124 thousand.